Property, Plant and Equipment (Tables) - THE DAYTON POWER AND LIGHT COMPANY [Member]	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Summary of Property, Plant, and Equipment

The following is a summary of DP&L’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
$ in millions		Composite Rate		Composite Rate (a)
Regulated:
Transmission	$386.7	2.4%	$414.6	2.4%
Distribution	1,796.4	3.2%	1,735.9	3.4%
General	30.9	3.6%	31.2	3.1%
Non-depreciable	60.4	N/A	64.6	N/A
Total regulated	2,274.4		2,246.3
Unregulated:
Other	—	N/A	0.2	2.7%
Non-depreciable	—	N/A	0.7	N/A
Total unregulated	—		0.9

Total property, plant and equipment in service	$2,274.4	3.0%	$2,247.2	3.4%

Changes in the Liability for Generation AROs
Changes in the Liability for Generation AROs

$ in millions
Balance at December 31, 2016	$8.2
Calendar 2017
Accretion expense	0.1
Settlements	(0.3)
Balance at December 31, 2017	8.0
Calendar 2018
Settlements (a)	(3.3)
Balance at December 31, 2018	$4.7

(a)
Primarily includes settlement related to transfer of Beckjord Facility. See Note 15 – Dispositions for additional information.

Changes in the Liability for Transmission and Distribution Asset Removal Costs
Changes in the Liability for Transmission and Distribution Asset Removal Costs

$ in millions
Balance at December 31, 2016	$126.5
Calendar 2017
Additions	12.0
Settlements	(5.7)
Balance at December 31, 2017	132.8
Calendar 2018
Additions	14.3
Settlements	(8.0)
Balance at December 31, 2018	$139.1